Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Operating Lease Commitment

The Company leases office space under non-cancelable operating lease agreements, which end at various dates in 2024 and 2025. As of December 31, 2023, the Company’s operating leases had a weighted average remaining lease term of 1.76 years and a weighted average discount rate of 4.47%. Future lease payments under operating leases as of December 31, 2023 were as follows:

December 31, 2023
2024	$395,688
2025	$273,724
Total future lease payments	$669,412
Less imputed interest	$(28,789)
Total lease liabilities	$640,623
Less: current portion	$(373,860)
Operating lease liability, non-current	$266,763

Lease expenses are recognized on a straight-line basis over the lease term. For the year ended December 31, 2023, the Company had operating lease costs of $446,149 and short-term lease costs of $54,867. For the year ended December 31, 2022, the Company had operating lease costs of $373,022 and short-term lease costs of $52,246. For the year ended December 31, 2021, the Company had operating lease costs of $385,126 and short-term lease costs of $27,490. Cash paid for amounts included in the measurement of operating lease liabilities were $419,855, $402,730 and $396,569 during the years ended December 31, 2023, 2022 and 2021, respectively.

Contingencies

In the normal course of business, MM Global is engaged in various trading and brokerage activities on a principal and agency basis through a clearing broker. As a regulated FINRA broker-dealer, MM Global is subject to regulatory trading inquiries and investigations to determine whether any violations of federal securities or FINRA rules may have occurred. During fiscal year ended December 31, 2022, FINRA’s Department of Enforcement concluded its investigation and alleges that there have been violations of the federal securities laws and FINRA rules. FINRA has issued the settlement for MM Global with a fine of $450,000 to pay through 3 years, an installment plan fee of $38,250, and a prohibition from providing market access to customers for a period of two years. The settlement also prohibits MM Global from engaging in any business in which MM Global provides market access to customers unless and until a registered principal or officer of MM Global certifies in writing to FINRA that the firm revised and enhanced its AML and supervisory procedures related to detecting and investigating suspicious trading activity and potential market manipulation. During the fiscal year ended December 31, 2023, the Company had made payment in the amount of $125,550 and as of December 31, 2023, the payable to FINRA was in the amount of $209,250. The current portion of payable was included in “Accrued liabilities and other payables” on the accompanying consolidated balance sheets and the non-current portion of payable was included in “Accrued liabilities, non-current” on the accompanying consolidated balance sheets.